Business, Liquidity and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Ending balance	$ 15,520	$ 6,245	$ 5,070
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	5,226	4,169	3,481
Cashless exercise of warrants	(1,916)
Warrant issuance in connection with Series C	5,929
Fair value of warrants issued in Notes and Warrants Purchase Agreement			1,647
Change in fair value included in consolidated statement of operations	6,256	(151)	(1,746)
Fair value of exercised warrants			(488)
Ending balance	15,495	5,226	4,169	3,481
Exercise Price [Roll Forward]
Beginning balance	$ 0.28	$ 0.28	$ 0.76
Cashless exercise of warrants	$ 0.28
Warrant issuance in connection with Series C	$ 0.75
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.51
Fair value of exercised warrants, exercise price			$ 0.28
Ending balance	$ 0.38	$ 0.28	$ 0.28	$ 0.76
Stock Price [Roll Forward]
Beginning balance	$ 0.40	$ 0.46	$ 0.89
Cashless exercise of warrants	$ 1.15
Warrant issuance in connection with Series C	$ 1.50
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.49
Fair value of exercised warrants, stock price			$ 0.65
Ending balance	$ 0.65	$ 0.40	$ 0.46	$ 0.89
Volatility [Roll Forward]
Beginning balance	124.00%	146.00%	124.00%
Cashless exercise of warrants	134.00%
Warrant issuance in connection with Series C	121.00%
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			128.00%
Fair value of exercised warrants, volatility			141.00%
Ending balance	125.00%	124.00%	146.00%	124.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)	3 years 1 month 2 days	4 years 29 days	4 years 7 months 20 days	5 years 4 months 24 days
Cashless exercise of warrants	3 years 2 months 16 days
Warrant issuance in connection with Series C	2 years 29 days
Fair value of warrants issued, term			5 years 6 months
Fair value of exercised warrants, exercised term			4 years 8 months 12 days
Risk Free [Roll Forward]
Beginning balance	1.30%	0.66%	0.90%
Cashless exercise of warrants	0.79%
Warrant issuance in connection with Series C	0.64%
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.81%
Fair value of exercised warrants, risk free rate			0.58%
Ending balance	0.90%	1.30%	0.66%	0.90%
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs | Fair Value of warrants issued in Amendment 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement			255
Exercise Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.56
Stock Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.57
Volatility [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			128.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)			5 years 6 months
Risk Free [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.82%
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs | Fair Value of warrants issued in Amendment 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement			270
Exercise Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.64
Stock Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.69
Volatility [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			129.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)			5 years 6 months
Risk Free [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.81%
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs | Fair Value of warrants issued in Amendment 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement			386
Exercise Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.28
Stock Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.34
Volatility [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			136.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)			5 years 6 months
Risk Free [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.67%
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs | Fair Value of warrants issued in Amendment 4
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement			364
Exercise Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.28
Stock Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.38
Volatility [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			139.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)			5 years 6 months
Risk Free [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.85%
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs | Fair Value of warrants issued in Amendment 5
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement		342
Exercise Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price		$ 0.28
Stock Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price		$ 0.37
Volatility [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility		142.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)		5 years 6 months
Risk Free [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate		1.09%
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs | Fair Value of warrants issued in Amendment 6
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement		$ 866
Exercise Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price		$ 0.28
Stock Price [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price		$ 0.24
Volatility [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility		140.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)		5 years 6 months
Risk Free [Roll Forward]
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate		1.67%